SCHEDULE OF GOODWILL AND INTANGIBLE IMPAIRMENT (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Impairment loss of consolidated statements of operations	$ 600,000		$ 600,000
Impairment loss of consolidated statements of operations						$ 3,667,000
Impairment of goodwill						11,872,332
Goodwill and Intangible Asset Impairment						15,539,332
Bailey Goodwill [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of goodwill						3,321,095
Harper and Jones Goodwill [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of goodwill						8,551,237
Trade Names [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment loss of consolidated statements of operations						2,182,000
Trademarks [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment loss of consolidated statements of operations						$ 1,485,000